Performance Management - LGM Risk Managed Total Return Fund	Sep. 26, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-844-655-9371.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart Institutional Class Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2019	7.51%
Worst Quarter:	1st Quarter 2020	(10.31)%

The Fund’s Institutional Class year-to-date return as of the most recent quarter, which ended June 30, 2025, was 0.00%. The adviser seeks to produce returns over a complete market cycle with lower volatility, or “beta” than the S&P 500 index. Volatility is a measure of how widely returns vary over a period of time. Beta is a measurement of market risk or volatility. A beta of 1 represents the volatility of the S&P 500, against which other mutual funds and their betas are measured. A beta greater than 1 indicates a mutual funds tends to be more volatile than the S&P 500, and a beta less than 1 means it tends to be less volatile than the S&P 500.

For the year-ended June, 30, 2025, the beta of the Institutional Class was approximately 0.38 versus 1.0 for the S&P 500 Index.

Since inception (6/12/17) through June 30, 2025, the beta of the Institutional Class was approximately 0.36 versus 1.0 for the S&P 500 Index.

Year to Date Return, Label [Optional Text]	The Fund’s Institutional Class year-to-date return as of the most recent quarter
Bar Chart, Year to Date Return	none
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.51%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(10.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annualized Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Five Years	Since Inception of the Fund (06-12-17)
Institutional Class Return before taxes	11.80%	2.18%	4.07%
Institutional Class Return after taxes on distributions	11.48%	1.63%	3.11%
Institutional Class Return after taxes on distributions and sale of Fund shares	7.07%	1.42%	2.74%
Index – S&P 500 Index*	25.02%	14.53%	14.36%
Index – Bloomberg Global Aggregate Index**	(1.69)%	(1.96)%	(0.24)%

*	The S&P 500 Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

**	The Bloomberg Global Aggregate Index is a multi-currency benchmark that includes investment grade debt from local currency markets worldwide. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	index does not reflect any fees or expenses.
Performance Availability Phone [Text]	1-844-655-9371